Other current and Long Term liabilities (Details Textual)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2007 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2013 Glaxo Smith Kline [Member] Extension Financing [Member] USD ($)
Other Current And Long Term Liabilities [Line Items]
Supply Agreement, Acquisition Of Buildings and Fixtures						$ 8,188,000
Supply Agreement, Acquisition Of Production Equipment						11,138,000
Other current liabilities	8,310,000	1,133,000				331,000		348,000
Other long-term liabilities	15,940,000	24,680,000				3,357,000		2,596,000
Supply Agreement Total Installments							8,097,000
Provision For Service Award	285,000	3,031,000
Provision For Service Award Short Term	285,000	263,000
Proceeds From Advances		5,848,000	4,432,000	6,813,000	5,164,000
Interest Rate On Advance				Euro Interbank Offered Rate (EURIBOR) plus 0.9%	Euro Interbank Offered Rate (EURIBOR) plus 0.9%
Service Award Provision Period	The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity
Research and Development Tax Credit	5,800,000	6,500,000		6,000,000		13,234,000
Total Funding								$ 13,234,000